Expense Example {- Fidelity® Value Fund} - 10.31 Fidelity Value Fund Retail PRO-07 - Fidelity® Value Fund - Fidelity Value Fund-Retail Class	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714